Directors', supervisors' and senior management's emoluments (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) director shares	Dec. 31, 2020 CNY (¥) director shares	Dec. 31, 2019 CNY (¥) director shares
Pre-tax benefits and social insurance of directors and supervisors [line items]
Pension	¥ 1,616	¥ 1,329	¥ 1,262
Total	¥ 10,949	¥ 10,702	¥ 8,143
Option granted to the directors and supervisors | shares	0	0	0
Emolument as an inducement to join or upon joining the Company or as compensation for loss of office	¥ 0	¥ 0	¥ 0
Number of directors and supervisors waived or agreed to waive emoluments | director	0	0	0
Directors and supervisors
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	¥ 1,500	¥ 1,500	¥ 1,500
Basic salaries	766	731	304
Performance bonuses	3,225	3,151	1,058
Pension	627	512	262
Total	6,118	5,894	3,124
Name of director
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	1,500	1,500	1,500
Basic salaries	498	427
Performance bonuses	1,707	1,625
Pension	346	258
Total	4,051	3,810	1,500
Mr. Zhao Keyu
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	249	215
Performance bonuses	856	836
Pension	175	135
Total	1,280	1,186
Mr. Zhaoping
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	249	212
Performance bonuses	851	789
Pension	171	123
Total	1,271	1,124
Mr. Xia Qing
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	300	150
Total	300	150
Mr. Yue Heng
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		150	300
Total		150	300
Mr. Xu Mengzhou
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	300	300	300
Total	300	300	300
Mr. Liu Jizhen
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	300	300	300
Total	300	300	300
Mr. Xu Haifeng
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	300	300	300
Total	300	300	300
Mr. Zhang Xianzhi
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	300	300	300
Total	300	300	300
Name of supervisor
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	268	304	304
Performance bonuses	1,518	1,526	1,058
Pension	281	254	262
Total	2,067	2,084	1,624
Ms. Zhang Xiaojun
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	37	150	150
Performance bonuses	374	761	529
Pension	40	122	131
Total	451	1,033	810
Mr. Xu Jianping
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	154	79
Performance bonuses	812	357
Pension	164	77
Total	1,130	513
Mr. Zhu Tong
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	77
Performance bonuses	332
Pension	77
Total	¥ 486
Mr. Zhang Xiancheng
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries		75	154
Performance bonuses		408	529
Pension		55	131
Total		¥ 538	¥ 814